Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
November 30, 2025
IBF-NPRT1-0126
1.813081.121
Asset-Backed Securities - 12.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2038 (b)(c)(d)	1,949,600	1,949,524
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	7,202,000	7,199,839
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	12,218,000	12,221,568
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	19,121,000	19,114,116
TOTAL BAILIWICK OF JERSEY		40,485,047
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.8816% 10/17/2037 (b)(c)(d)	1,530,000	1,530,078
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	5,627,000	5,631,856
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2034 (b)(c)(d)	12,740,000	12,734,242
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2035 (b)(c)(d)	13,300,000	13,313,553
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	8,750,000	8,752,284
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	5,695,000	5,704,346
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	8,184,000	8,167,722
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	17,426,000	17,449,229
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.0318% 11/16/2034 (b)(c)(d)	5,559,511	5,560,834
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	256,103	250,971
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	11,000,000	10,996,997
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	8,203,000	8,207,331
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	8,952,000	8,954,328
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	8,783,000	8,799,328
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	6,860,000	6,860,261
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	12,680,000	12,678,098
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	1,171,934	1,172,309
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	3,417,421	3,418,924
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	8,397,000	8,396,807
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.0962% 7/15/2030 (b)(c)(d)	1,350,780	1,351,292
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,018,066	998,787
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	1,143,000	901,100
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	7,174,000	7,188,176
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		159,018,853
UNITED STATES - 7.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,946,623	2,003,175
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,725,416	1,775,541
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,610,455	1,642,482
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	104,510	104,196
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,577,207	1,516,008
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,651,265	2,512,887
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,236,997	2,293,591
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,222,362
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	150,734	149,210
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	861,000	878,073
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,600,000	1,626,674
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	5,800,000	5,801,627
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,087,140	1,978,524
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,250,000	1,265,005
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	865,717	846,730
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (b)	262,145	260,608
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	581,607	577,644
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (b)	1,500,000	1,546,878
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,770,747
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,314,734
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,774,946
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,815,332	1,827,745
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	7,207,680	7,049,325
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	2,475,000	2,492,654
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	443,431	448,118
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	546,000	557,546
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,427,000	3,457,313
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	7,226,720	7,178,120
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	13,150,000	13,222,354
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	967,897	980,811
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	5,914,000	5,994,566
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,139,000	2,160,541
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	5,650,000	5,745,231
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,144,000	1,163,482
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	10,932,000	10,942,801
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	7,600,000	7,585,986
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,375,233
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	11,603,000	11,824,903
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	7,988,000	8,255,014
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,176,000	7,357,904
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,855,578
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	8,539,000	8,684,366
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	5,501,000	5,590,775
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	6,710,000	6,805,158
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,385,000	3,432,617
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,813,668	3,890,610
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	679,924	684,818
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	7,253,000	7,456,790
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	11,424,000	11,980,767
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	5,692,000	5,859,111
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,924,000	5,961,915
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	4,517,000	4,549,277
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	10,783,000	10,932,810
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (b)	5,100,000	5,164,482
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	12,352,000	12,758,776
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (b)	1,275,000	1,313,334
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	646,186	650,877
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	10,000,000	9,989,940
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,492,000	1,516,788
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,165,771
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	103,064	101,927
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.3188% 8/25/2034 (c)(d)(e)	88,564	137,496
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	3,127,000	3,165,497
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	471,194	482,770
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	3,380,000	3,351,004
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	1,960,763	1,901,319
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	703,000	700,299
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	9,464,000	9,224,280
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	2,017,616	2,077,788
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,513,731	1,442,632
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,656,170	2,686,390
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,814,570	2,877,214
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	67,880	72,651
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,734,908
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,170,211
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,262,000	7,443,016
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,175,168	5,233,580
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	5,018,632
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	1,974,412	1,983,793
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,723,402	2,756,877
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	5,987,582	6,036,277
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,080,000	4,108,704
TOTAL UNITED STATES		367,433,114
TOTAL ASSET-BACKED SECURITIES (Cost $560,145,919)		566,937,014

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	716,430	716,349
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,705,674	2,461,225
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	1,487,476	1,400,126
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	1,139,139	1,072,965
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	6,055,893	5,618,832
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	804,124	794,032
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	367,859	333,292
CSMC Trust Series 2021-RPL9 Class A1, 3.8742% 2/25/2061 (b)(c)	4,796,310	4,817,127
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	257,092	253,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	111,934	111,907
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,335,801	1,244,921
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	3,232,669	3,235,668
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	485,655	460,185
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	509,071	480,403
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	47,951	45,541
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	54,982	54,755
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,442,610	3,367,733
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	902	843
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	3,281,112	3,207,435
TOTAL UNITED STATES		29,677,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,633,586)		29,677,327

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	9,085,000	9,119,031
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	871,274	828,984
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,308,354	1,308,861
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(f)	12,300,340	470,212
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,703,567
BANK Series 2022-BNK41 Class ASB, 3.7894% 4/15/2065 (c)	6,700,000	6,590,689
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	2,588,578	2,546,643
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,246,118
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.8725% 6/15/2038 (b)(c)(d)	7,697,319	6,923,131
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,617,942	1,615,038
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0628% 8/15/2052 (c)(f)	14,422,143	367,398
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(f)	14,016,306	280,385
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3725% 3/15/2053 (c)(f)	27,051,853	1,095,443
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.6598% 9/15/2053 (c)(f)	18,123,325	861,425
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,550,059
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	3,041,072	3,016,433
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	1,444,115	1,444,115
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	5,689,179	5,689,178
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	470,398	470,691
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	5,672,488	5,661,949
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	1,587,392	1,587,391
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	793,027	787,786
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	5,598,761	5,598,761
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	7,938,040	7,923,157
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	2,297,528	2,294,679
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	1,974,568	1,969,675
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	2,620,000	2,614,891
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	429,043	425,733
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	2,474,000	2,517,613
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	86,588,000	604,731
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,943,697	3,366,608
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,834,343	2,313,557
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	10,666,796	10,298,506
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	10,131,000	10,387,602
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	6,025,000	6,034,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	12,375,000	12,531,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	9,451,000	9,579,830
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	1,232,030	1,219,164
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8736% 7/10/2046 (b)(c)	1,177,904	1,160,270
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	1,776,000	1,790,570
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (b)(c)	3,378,000	1,013,400
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,057,853	1,955,002
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	634,968	616,059
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	1,379,764	1,376,759
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (c)(f)	4,079,601	154,714
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	2,314,256	2,312,094
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	3,086,000	3,085,998
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (c)(f)	43,376,570	710,716
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	2,807,300	2,796,084
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,920,006	1,652,061
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(c)	57,900,875	1,024,857
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	99,301	98,578
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	68,647	68,525
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	2,183,000	2,194,505
TOTAL UNITED STATES		170,854,946
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $176,073,321)		170,854,946

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	2,368,000	2,240,128
United Mexican States 3.5% 2/12/2034	1,965,000	1,704,637
United Mexican States 6% 5/13/2030	4,380,000	4,602,285
TOTAL MEXICO		8,547,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,678,857)		8,547,050

Non-Convertible Corporate Bonds - 38.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,117,463
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,256,788
		5,374,251
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 5.186% 4/1/2030 (b)	6,052,000	6,234,615
TOTAL AUSTRALIA		11,608,866
CANADA - 1.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,579,869
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	5,819,000	5,522,855
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	9,591,000	9,030,135
Canadian Natural Resources Ltd 5% 12/15/2029	2,867,000	2,936,258
Cenovus Energy Inc 2.65% 1/15/2032	5,000,000	4,456,583
Cenovus Energy Inc 4.25% 4/15/2027	6,940,000	6,970,156
Cenovus Energy Inc 4.65% 3/20/2031	911,000	913,755
Enbridge Inc 4.9% 6/20/2030	9,819,000	10,049,518
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,652,010
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,960,710
Enbridge Inc 6% 11/15/2028	7,927,000	8,333,737
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,316,000	2,333,660
		53,636,522
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 4.5% 12/16/2025	4,038,000	4,038,061
Royal Bank of Canada 2.3% 11/3/2031	6,190,000	5,582,264
		9,620,325
TOTAL CANADA		70,359,571
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,654,000	3,640,713
Credit Agricole SA 6.251% 1/10/2035 (b)(c)	10,500,000	11,172,383
Societe Generale SA 1.792% 6/9/2027 (b)(c)	4,104,000	4,047,801
Societe Generale SA 4.677% 6/15/2027 (b)	5,569,000	5,616,397
Societe Generale SA 5.634% 1/19/2030 (b)(c)	10,410,000	10,758,043

TOTAL FRANCE		35,235,337
GERMANY - 1.6%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	7,608,000	7,732,066
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	7,639,000	7,639,827
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	9,700,000	9,813,193
		25,185,086
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,513,543
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	10,800,000	10,956,600
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	4,500,000	4,595,390
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	13,200,000	13,838,545
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,700,000	2,746,399
		36,650,477
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	8,615,000	8,609,096
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	4,559,000	4,467,385
TOTAL GERMANY		74,912,044
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.9% 4/6/2028 (b)	5,569,000	5,565,745
IRELAND - 1.3%
Financials - 0.8%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	6,702,000	6,979,598
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,495,000	3,480,965
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,409,533
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,000,000	4,631,676
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,415,543
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,187,237
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,605,430
		27,730,384
TOTAL FINANCIALS		34,709,982

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	1,761,000	1,738,860
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	645,000	644,541
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	6,243,000	6,316,631
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	307,000	312,510
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	1,159,000	1,159,500
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)	11,100,000	11,540,998
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,418,000	2,521,346
		24,234,386
TOTAL IRELAND		58,944,368
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,553
ITALY - 0.5%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,236,000	3,239,882
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 4.375% 9/30/2030 (b)	8,940,000	8,927,813
Enel Finance International NV 5.125% 6/26/2029 (b)	12,900,000	13,261,856
		22,189,669
TOTAL ITALY		25,429,551
JAPAN - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.591% 4/3/2028 (b)	6,562,000	6,198,358
NTT Finance Corp 4.62% 7/16/2028 (b)	590,000	598,231
NTT Finance Corp 4.876% 7/16/2030 (b)	1,553,000	1,586,571
		8,383,160
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	5,679,000	5,786,829
Japan Tobacco Inc 5.21% 6/15/2030 (b)	4,267,000	4,440,707
		10,227,536
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,538,964
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,703,790
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,794,025
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	6,310,000	6,223,487
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	6,800,000	6,694,423
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,971,932
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	8,338,000	8,462,394
		48,389,015
TOTAL JAPAN		66,999,711
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	13,496,840
Petroleos Mexicanos 6.7% 2/16/2032	4,595,000	4,552,956

TOTAL MEXICO		18,049,796
NETHERLANDS - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)	1,001,000	968,464
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	2,686,000	2,627,030
ING Groep NV 1.726% 4/1/2027 (c)	2,376,000	2,356,571
ING Groep NV 4.858% 3/25/2029 (c)	4,000,000	4,061,843
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,664,987
		14,710,431
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,296,000	1,307,528
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	6,356,000	6,467,274
		7,774,802
TOTAL NETHERLANDS		23,453,697
NORWAY - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	696,000	693,712
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,813,000	2,777,565
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	6,094,000	5,904,353
		8,681,918
TOTAL NORWAY		9,375,630
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.305% 2/2/2027 (b)(c)	5,890,000	5,859,022
UNITED KINGDOM - 3.8%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	4,014,018
BAT International Finance PLC 1.668% 3/25/2026	7,824,000	7,761,762
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,358,285
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	11,100,000	11,546,703
		30,680,768
Financials - 2.7%
Banks - 2.6%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	8,104,994
Barclays PLC 5.367% 2/25/2031 (c)	10,565,000	10,946,192
Barclays PLC 5.69% 3/12/2030 (c)	3,429,000	3,572,015
Barclays PLC 5.829% 5/9/2027 (c)	5,000,000	5,034,041
HSBC Holdings PLC 4.619% 11/6/2031 (c)	13,685,000	13,774,015
HSBC Holdings PLC 4.899% 3/3/2029 (c)	8,453,000	8,580,113
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,770,707
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	9,787,000	9,806,924
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,646,450
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,450,000	3,491,582
NatWest Group PLC 1.642% 6/14/2027 (c)	2,293,000	2,261,793
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,260,169
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	12,277,172
NatWest Group PLC 5.115% 5/23/2031 (c)	12,530,000	12,898,214
NatWest Group PLC 5.847% 3/2/2027 (c)	5,364,000	5,384,351
		118,808,732
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,900,000	7,034,975
TOTAL FINANCIALS		125,843,707

Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/2030 (b)	6,006,000	5,816,162
BAE Systems PLC 5.125% 3/26/2029 (b)	2,932,000	3,025,834
BAE Systems PLC 5.25% 3/26/2031 (b)	774,000	808,832
BAE Systems PLC 5.3% 3/26/2034 (b)	9,000,000	9,388,515
		19,039,343
TOTAL UNITED KINGDOM		175,563,818
UNITED STATES - 25.8%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,920,962
AT&T Inc 4.3% 2/15/2030	11,310,000	11,373,195
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,740,670
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,720,697
Verizon Communications Inc 4.75% 1/15/2033	2,495,000	2,510,173
		29,265,697
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.2% 11/15/2030	6,457,000	6,501,885
Meta Platforms Inc 4.6% 11/15/2032	6,985,000	7,089,417
		13,591,302
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	10,044,458
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,137,321
Warnermedia Holdings Inc 3.755% 3/15/2027	1,831,000	1,811,509
		14,993,288
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,094,406
TOTAL COMMUNICATION SERVICES		59,944,693

Consumer Discretionary - 1.6%
Automobiles - 0.7%
General Motors Financial Co Inc 1.25% 1/8/2026	3,578,000	3,566,541
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,529,950
General Motors Financial Co Inc 4.2% 10/27/2028	5,178,000	5,181,116
General Motors Financial Co Inc 5.45% 7/15/2030	12,600,000	13,110,067
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,317,834
		30,705,508
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,360,743
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,784,151
Specialty Retail - 0.8%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	6,019,933
AutoZone Inc 4% 4/15/2030	3,155,000	3,129,877
AutoZone Inc 5.165% 6/15/2030	2,040,000	2,111,578
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,282,933
Lowe's Cos Inc 1.7% 10/15/2030	9,316,000	8,274,448
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,963,525
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,127,584
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,346,753
		35,256,631
TOTAL CONSUMER DISCRETIONARY		76,107,033

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.1%
7-Eleven Inc 0.95% 2/10/2026 (b)	1,459,000	1,449,642
Mars Inc 4.8% 3/1/2030 (b)	2,757,000	2,824,219
Mars Inc 5% 3/1/2032 (b)	2,070,000	2,139,276
		6,413,137
Personal Care Products - 0.2%
Kenvue Inc 5% 3/22/2030	7,415,000	7,642,036
Tobacco - 0.4%
Altria Group Inc 4.8% 2/14/2029	964,000	980,372
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,224,718
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,586,427
		16,791,517
TOTAL CONSUMER STAPLES		30,846,690

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (b)	6,902,000	6,916,953
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	9,253,000	9,434,798
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	2,000,000	2,123,309
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,319,204
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,067,378
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,465,335
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,121,841
EQT Corp 3.625% 5/15/2031 (b)	7,000,000	6,601,044
EQT Corp 3.9% 10/1/2027	1,412,000	1,403,573
EQT Corp 5.7% 4/1/2028	339,000	350,046
EQT Corp 5.75% 2/1/2034	5,000,000	5,266,992
MPLX LP 1.75% 3/1/2026	3,091,000	3,071,201
MPLX LP 4% 3/15/2028	3,155,000	3,146,066
Occidental Petroleum Corp 5.2% 8/1/2029	2,786,000	2,855,405
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,619,105
Occidental Petroleum Corp 6.625% 9/1/2030	3,066,000	3,304,277
ONEOK Inc 4.4% 10/15/2029	965,000	968,005
ONEOK Inc 4.75% 10/15/2031	6,165,000	6,193,593
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	4,751,000	4,613,382
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	3,580,000	3,471,631
Targa Resources Corp 4.9% 9/15/2030	1,552,000	1,582,957
Western Gas Partners LP 6.35% 1/15/2029	8,000,000	8,441,798
Williams Cos Inc/The 4.625% 6/30/2030	2,406,000	2,433,468
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	5,027,611
		96,798,972
Financials - 11.7%
Banks - 4.7%
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,948,255
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	4,037,115
Bank of America Corp 2.592% 4/29/2031 (c)	7,000,000	6,544,808
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	8,142,098
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,271,246
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,737,954
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,253,155
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,419,422
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,566,205
Bank of America Corp 5.468% 1/23/2035 (c)	4,089,000	4,300,573
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	5,182,901
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,610,033
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,187,060
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,491,700
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,178,774
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,570,481
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	8,141,251
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,495,282
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	11,260,267
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,445,000	4,196,645
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,541,821
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	7,000,000	7,187,355
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	7,500,000	7,717,253
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,557,347
Truist Financial Corp 5.071% 5/20/2031 (c)	9,922,000	10,211,851
Truist Financial Corp 5.435% 1/24/2030 (c)	7,000,000	7,266,150
Truist Financial Corp 5.711% 1/24/2035 (c)	6,098,000	6,448,585
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,631,532
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,196,179
Wells Fargo & Co 4.97% 4/23/2029 (c)	10,000,000	10,196,173
Wells Fargo & Co 5.244% 1/24/2031 (c)	5,343,000	5,551,869
Wells Fargo & Co 5.389% 4/24/2034 (c)	11,251,000	11,794,517
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,882,282
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	9,000,547
		217,718,686
Capital Markets - 3.8%
Athene Global Funding 1.73% 10/2/2026 (b)	4,287,000	4,201,047
Athene Global Funding 2.646% 10/4/2031 (b)	6,246,000	5,525,043
Athene Global Funding 4.721% 10/8/2029 (b)	3,800,000	3,801,050
Athene Global Funding 5.516% 3/25/2027 (b)	10,900,000	11,057,402
Athene Global Funding 5.583% 1/9/2029 (b)	2,486,000	2,556,450
Equitable America Global Funding 4.65% 6/9/2028 (b)	4,832,000	4,884,784
Equitable America Global Funding 4.95% 6/9/2030 (b)	6,539,000	6,673,453
GA Global Funding Trust 5.4% 1/13/2030 (b)	6,601,000	6,787,356
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	5,874,000	5,869,580
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,851,782
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,483,475
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,273,318
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,355,739
Intercontinental Exchange Inc 3.625% 9/1/2028	9,500,000	9,408,396
LPL Holdings Inc 4.9% 4/3/2028	4,287,000	4,348,083
Moody's Corp 3.25% 1/15/2028	4,416,000	4,348,454
Morgan Stanley 1.512% 7/20/2027 (c)	5,874,000	5,776,464
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,670,893
Morgan Stanley 2.511% 10/20/2032 (c)	5,000,000	4,502,434
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,966,921
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,655,337
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,640,190
Morgan Stanley 4.994% 4/12/2029 (c)	7,389,000	7,536,477
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,433,787
Morgan Stanley 5.466% 1/18/2035 (c)	6,160,000	6,449,959
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	9,025,255
MSCI Inc 5.25% 9/1/2035	2,582,000	2,610,868
Nuveen LLC 5.55% 1/15/2030 (b)	1,891,000	1,976,597
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	8,249,000	8,379,198
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	6,566,000	6,762,781
		178,812,573
Consumer Finance - 1.1%
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,913,370
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,619,474
Capital One Financial Corp 2.359% 7/29/2032 (c)	6,310,000	5,515,082
Capital One Financial Corp 4.5% 1/30/2026	1,532,000	1,532,000
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,428,898
Ford Motor Credit Co LLC 5.875% 11/7/2029	15,700,000	16,061,180
		50,070,004
Financial Services - 0.8%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	7,177,000	7,344,270
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,734,510
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	6,102,832
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,241,466
Equitable Holdings Inc 4.35% 4/20/2028	3,884,000	3,898,520
Global Payments Inc 4.5% 11/15/2028	10,540,000	10,575,201
Jackson Financial Inc 3.125% 11/23/2031	642,000	585,158
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,224,560
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,192,693
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029	3,155,000	3,040,631
		39,939,841
Insurance - 1.3%
AFLAC Inc 3.6% 4/1/2030	708,000	696,425
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,129,836
Brown & Brown Inc 4.9% 6/23/2030	4,446,000	4,504,109
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	3,155,000	3,016,949
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	5,316,000	5,449,268
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	2,963,000	2,793,214
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	6,558,000	6,824,325
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	3,187,000	3,207,596
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	5,621,000	5,829,465
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,992,000	3,054,439
MassMutual Global Funding II 4.85% 1/17/2029 (b)	10,400,000	10,624,824
RGA Global Funding 5.448% 5/24/2029 (b)	5,525,000	5,729,190
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	2,715,000	2,504,235
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,228,000	1,263,353
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,497,007
		60,124,235
TOTAL FINANCIALS		546,665,339

Health Care - 1.3%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,399,196
Amgen Inc 5.25% 3/2/2030	1,247,000	1,295,999
		2,695,195
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	6,671,000	6,219,046
Centene Corp 4.25% 12/15/2027	3,155,000	3,116,243
CVS Health Corp 5% 9/15/2032	1,267,000	1,298,346
CVS Health Corp 5.55% 6/1/2031	11,017,000	11,578,175
HCA Inc 3.125% 3/15/2027	8,266,000	8,157,461
HCA Inc 3.5% 9/1/2030	1,577,000	1,517,965
HCA Inc 5.625% 9/1/2028	3,155,000	3,258,221
HCA Inc 5.875% 2/1/2029	1,739,000	1,811,816
Humana Inc 1.35% 2/3/2027	3,786,000	3,664,865
Humana Inc 3.7% 3/23/2029	1,002,000	983,442
Humana Inc 5.375% 4/15/2031	2,250,000	2,327,866
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,625,601
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,290,606
Sabra Health Care LP 3.9% 10/15/2029	852,000	833,228
		50,682,881
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co 5.1% 2/22/2031	3,569,000	3,732,657
Mylan Inc 4.55% 4/15/2028	965,000	964,619
Viatris Inc 2.7% 6/22/2030	968,000	881,942
		5,579,218
TOTAL HEALTH CARE		58,957,294

Industrials - 1.2%
Aerospace & Defense - 0.7%
Boeing Co 2.7% 2/1/2027	3,155,000	3,102,702
Boeing Co 5.04% 5/1/2027	5,804,000	5,861,056
Boeing Co 5.15% 5/1/2030	7,620,000	7,853,786
Boeing Co 6.298% 5/1/2029	1,046,000	1,112,475
RTX Corp 5.75% 1/15/2029	1,653,000	1,734,835
RTX Corp 6% 3/15/2031	7,900,000	8,541,361
		28,206,215
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	4,713,000	4,855,818
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	2,110,000	2,100,756
Machinery - 0.2%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,507,213
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,799,570	1,758,425
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	1,164,555	1,160,854
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	941,957	917,252
		3,836,531
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	374,000	384,351
Paychex Inc 5.35% 4/15/2032	341,000	354,632
Verisk Analytics Inc 4.5% 8/15/2030	1,046,000	1,054,473
		1,793,456
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027	2,431,000	2,375,078
TOTAL INDUSTRIALS		54,675,067

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,400,567
Dell International LLC / EMC Corp 4.15% 2/15/2029	8,211,000	8,199,863
Dell International LLC / EMC Corp 5% 4/1/2030	4,396,000	4,505,862
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,979,524
		17,085,816
IT Services - 0.0%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,794,000	3,875,387
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 4.15% 11/15/2030	3,155,000	3,152,751
Broadcom Inc 5.05% 7/12/2029	6,867,000	7,095,812
Broadcom Inc 5.15% 11/15/2031	9,100,000	9,495,543
Micron Technology Inc 5.327% 2/6/2029	5,500,000	5,673,801
Micron Technology Inc 5.875% 9/15/2033	5,000,000	5,339,886
		30,757,793
Software - 0.3%
Oracle Corp 4.45% 9/26/2030	1,610,000	1,586,449
Roper Technologies Inc 1.4% 9/15/2027	3,155,000	3,013,821
Roper Technologies Inc 2% 6/30/2030	3,615,000	3,268,028
Roper Technologies Inc 4.45% 9/15/2030	1,946,000	1,956,864
Roper Technologies Inc 4.5% 10/15/2029	3,337,000	3,372,574
		13,197,736
TOTAL INFORMATION TECHNOLOGY		64,916,732

Materials - 0.3%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	1,602,000	1,627,708
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	822,000	785,778
		2,413,486
Construction Materials - 0.3%
Amrize Finance US LLC 4.7% 4/7/2028 (b)	2,674,000	2,707,070
CRH America Finance Inc 4.4% 2/9/2031	11,330,000	11,355,625
		14,062,695
TOTAL MATERIALS		16,476,181

Real Estate - 1.5%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	407,480
VICI Properties LP 4.75% 4/1/2028	674,000	681,397
VICI Properties LP 5.125% 5/15/2032	556,000	560,790
VICI Properties LP 5.75% 4/1/2034	450,000	467,010
Vornado Realty LP 2.15% 6/1/2026	590,000	582,103
WP Carey Inc 3.85% 7/15/2029	400,000	394,938
		3,093,718
Health Care REITs - 0.6%
Healthpeak OP LLC 4.75% 1/15/2033	12,645,000	12,635,146
Ventas Realty LP 3% 1/15/2030	1,315,000	1,252,321
Ventas Realty LP 4% 3/1/2028	737,000	735,178
Ventas Realty LP 5.1% 7/15/2032	11,621,000	11,947,292
		26,569,937
Office REITs - 0.1%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,132,575
COPT Defense Properties LP 4.5% 10/15/2030	429,000	427,259
		2,559,834
Real Estate Management & Development - 0.1%
Extra Space Storage LP 4.95% 1/15/2033	5,909,000	5,980,334
Residential REITs - 0.2%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,134,546
American Homes 4 Rent LP 4.95% 6/15/2030	3,527,000	3,602,675
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,481,000	5,547,432
Sun Communities Operating LP 2.3% 11/1/2028	540,000	513,331
		10,797,984
Retail REITs - 0.2%
Agree LP 5.6% 6/15/2035	2,853,000	3,005,831
Brixmor Operating Partnership LP 4.85% 2/15/2033	3,708,000	3,719,919
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,861,266
		9,587,016
Specialized REITs - 0.2%
American Tower Corp 4.9% 3/15/2030	9,900,000	10,130,583
TOTAL REAL ESTATE		68,719,406

Utilities - 2.7%
Electric Utilities - 1.5%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	3,786,000	3,771,750
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	5,961,000	5,884,789
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,506,446
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	7,007,000	6,258,412
Exelon Corp 2.75% 3/15/2027	491,000	482,277
Exelon Corp 3.35% 3/15/2032	5,013,000	4,703,464
Exelon Corp 5.15% 3/15/2029	2,001,000	2,060,576
FirstEnergy Corp 1.6% 1/15/2026	365,000	363,487
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,670,925
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,604,376
Monongahela Power Co 5.85% 2/15/2034 (b)	6,085,000	6,482,883
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,152,338
Southern Co/The 5.113% 8/1/2027 (g)	3,155,000	3,203,881
Southern Co/The 5.2% 6/15/2033	3,560,000	3,677,887
Southern Co/The 5.5% 3/15/2029	3,579,000	3,720,207
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,812,540
Vistra Operations Co LLC 5% 7/31/2027 (b)	6,060,000	6,079,404
		70,435,642
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 1.375% 1/15/2026	6,940,000	6,903,724
AES Corp/The 2.45% 1/15/2031	2,693,000	2,443,152
AES Corp/The 3.95% 7/15/2030 (b)	4,133,000	4,030,850
Southern Power Co 4.25% 10/1/2030	4,159,000	4,152,199
		17,529,925
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,726,664
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	290,298
DTE Energy Co 5.2% 4/1/2030	6,298,000	6,513,196
NiSource Inc 2.95% 9/1/2029	3,786,000	3,631,105
NiSource Inc 5.25% 3/30/2028	4,191,000	4,299,676
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	11,189,438
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,951,000	3,022,741
Puget Energy Inc 4.224% 3/15/2032	3,155,000	3,029,188
		35,702,306
TOTAL UTILITIES		123,667,873

TOTAL UNITED STATES		1,197,775,280
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,745,337,640)		1,779,339,989

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	295,249	282,608
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	217,383	208,076
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	179,928	172,382
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	167,425	160,041
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	544,883	527,698
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,271,872	2,212,957
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,794,410	2,736,947
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	299,844	295,108
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,070,428	1,053,854
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	528,911	520,556
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	176,696	179,066
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	93,356	94,608
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	241,569	244,809
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	410,517	424,230
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	824	854
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	7,144	7,470
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	68,968	72,368
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	20,791	21,748
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,996	4,178
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,895	9,352
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	63,361	66,452
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	49,607	52,000
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	11,685	12,272
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	129	136
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	215	220
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	58	58
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	478	491
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	207	211
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	48	48
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	53	53
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	69	69
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	135	139
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	458	468
Freddie Mac Gold Pool 5.5% 3/1/2034	80,106	83,091
Freddie Mac Gold Pool 5.5% 5/1/2034	564,862	584,192
Freddie Mac Gold Pool 5.5% 7/1/2035	50,740	52,598
Freddie Mac Gold Pool 7.5% 7/1/2027	5	4
Freddie Mac Gold Pool 7.5% 9/1/2030	1,019	1,077
Freddie Mac Gold Pool 7.5% 9/1/2031	140	148
Ginnie Mae I Pool 7% 1/15/2028	485	491
Ginnie Mae I Pool 7% 1/15/2028	169	170
Ginnie Mae I Pool 7% 1/15/2028	99	101
Ginnie Mae I Pool 7% 1/15/2028	40	40
Ginnie Mae I Pool 7% 1/15/2031	7,095	7,283
Ginnie Mae I Pool 7% 1/15/2032	504	515
Ginnie Mae I Pool 7% 10/15/2028	3,081	3,133
Ginnie Mae I Pool 7% 10/15/2028	1,448	1,458
Ginnie Mae I Pool 7% 10/15/2028	385	386
Ginnie Mae I Pool 7% 10/15/2028	124	125
Ginnie Mae I Pool 7% 10/15/2030	864	892
Ginnie Mae I Pool 7% 10/15/2031	1,233	1,278
Ginnie Mae I Pool 7% 10/15/2031	346	359
Ginnie Mae I Pool 7% 10/15/2031	114	118
Ginnie Mae I Pool 7% 10/15/2032	2,806	2,899
Ginnie Mae I Pool 7% 11/15/2028	572	583
Ginnie Mae I Pool 7% 11/15/2028	439	445
Ginnie Mae I Pool 7% 11/15/2032	808	834
Ginnie Mae I Pool 7% 12/15/2028	4,937	5,036
Ginnie Mae I Pool 7% 12/15/2028	806	823
Ginnie Mae I Pool 7% 12/15/2028	281	285
Ginnie Mae I Pool 7% 2/15/2028	4,550	4,617
Ginnie Mae I Pool 7% 2/15/2028	1,731	1,750
Ginnie Mae I Pool 7% 2/15/2028	585	594
Ginnie Mae I Pool 7% 2/15/2028	142	143
Ginnie Mae I Pool 7% 3/15/2028	533	540
Ginnie Mae I Pool 7% 3/15/2028	202	205
Ginnie Mae I Pool 7% 3/15/2028	163	165
Ginnie Mae I Pool 7% 3/15/2031	57	58
Ginnie Mae I Pool 7% 4/15/2028	3,053	3,100
Ginnie Mae I Pool 7% 4/15/2028	455	462
Ginnie Mae I Pool 7% 4/15/2028	48	47
Ginnie Mae I Pool 7% 4/15/2029	118	120
Ginnie Mae I Pool 7% 4/15/2032	901	930
Ginnie Mae I Pool 7% 5/15/2028	1,390	1,409
Ginnie Mae I Pool 7% 5/15/2028	870	884
Ginnie Mae I Pool 7% 5/15/2028	513	519
Ginnie Mae I Pool 7% 5/15/2028	144	146
Ginnie Mae I Pool 7% 5/15/2028	126	127
Ginnie Mae I Pool 7% 5/15/2031	367	374
Ginnie Mae I Pool 7% 5/15/2032	12,543	13,032
Ginnie Mae I Pool 7% 5/15/2032	1,404	1,455
Ginnie Mae I Pool 7% 5/15/2032	440	456
Ginnie Mae I Pool 7% 6/15/2028	1,308	1,328
Ginnie Mae I Pool 7% 6/15/2028	1,017	1,032
Ginnie Mae I Pool 7% 6/15/2028	670	680
Ginnie Mae I Pool 7% 6/15/2028	662	672
Ginnie Mae I Pool 7% 6/15/2028	579	586
Ginnie Mae I Pool 7% 6/15/2028	448	455
Ginnie Mae I Pool 7% 6/15/2028	406	411
Ginnie Mae I Pool 7% 6/15/2029	22	21
Ginnie Mae I Pool 7% 6/15/2031	3,254	3,370
Ginnie Mae I Pool 7% 6/15/2032	24,575	25,515
Ginnie Mae I Pool 7% 6/15/2032	24,100	25,050
Ginnie Mae I Pool 7% 6/15/2032	15,539	16,151
Ginnie Mae I Pool 7% 6/15/2032	6,435	6,686
Ginnie Mae I Pool 7% 6/15/2032	6,256	6,497
Ginnie Mae I Pool 7% 6/15/2032	5,070	5,239
Ginnie Mae I Pool 7% 6/15/2032	4,087	4,251
Ginnie Mae I Pool 7% 6/15/2032	3,825	3,963
Ginnie Mae I Pool 7% 6/15/2032	2,289	2,380
Ginnie Mae I Pool 7% 6/15/2032	1,511	1,564
Ginnie Mae I Pool 7% 6/15/2032	943	975
Ginnie Mae I Pool 7% 6/15/2032	873	906
Ginnie Mae I Pool 7% 6/15/2032	606	628
Ginnie Mae I Pool 7% 6/15/2032	244	253
Ginnie Mae I Pool 7% 7/15/2028	903	918
Ginnie Mae I Pool 7% 7/15/2028	736	748
Ginnie Mae I Pool 7% 7/15/2028	360	365
Ginnie Mae I Pool 7% 7/15/2028	306	311
Ginnie Mae I Pool 7% 7/15/2028	162	165
Ginnie Mae I Pool 7% 7/15/2028	104	104
Ginnie Mae I Pool 7% 7/15/2029	736	752
Ginnie Mae I Pool 7% 7/15/2030	1,109	1,133
Ginnie Mae I Pool 7% 7/15/2031	2,547	2,633
Ginnie Mae I Pool 7% 7/15/2031	505	519
Ginnie Mae I Pool 7% 7/15/2032	8,899	9,240
Ginnie Mae I Pool 7% 7/15/2032	8,335	8,610
Ginnie Mae I Pool 7% 7/15/2032	1,964	2,043
Ginnie Mae I Pool 7% 7/15/2032	1,517	1,569
Ginnie Mae I Pool 7% 7/15/2032	213	221
Ginnie Mae I Pool 7% 8/15/2028	686	695
Ginnie Mae I Pool 7% 8/15/2032	2,269	2,347
Ginnie Mae I Pool 7% 8/15/2032	1,249	1,296
Ginnie Mae I Pool 7% 9/15/2028	1,274	1,295
Ginnie Mae I Pool 7% 9/15/2028	769	782
Ginnie Mae I Pool 7% 9/15/2028	234	236
Ginnie Mae I Pool 7% 9/15/2028	192	194
Ginnie Mae I Pool 7% 9/15/2028	115	116
Ginnie Mae I Pool 7% 9/15/2030	2,342	2,416
Ginnie Mae I Pool 7% 9/15/2031	8,551	8,812
Ginnie Mae I Pool 7% 9/15/2031	2,918	3,022
TOTAL UNITED STATES		10,300,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,681,721)		10,300,214

U.S. Treasury Obligations - 43.6%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	2.79 to 4.70	263,566,800	247,701,316
US Treasury Notes 3.125% 11/15/2028 (i)	0.56 to 2.41	103,973,800	102,897,509
US Treasury Notes 3.5% 10/31/2027	3.60	27,796,400	27,789,885
US Treasury Notes 3.5% 11/15/2028	3.49	23,190,900	23,196,335
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	58,607,769
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.62	164,933,500	165,500,459
US Treasury Notes 3.625% 8/31/2027	3.57	13,244,300	13,265,512
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.74	95,375,600	95,472,465
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.87	42,391,800	42,654,226
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	112,332,154
US Treasury Notes 3.875% 12/31/2027	4.01 to 4.36	132,778,900	133,774,211
US Treasury Notes 3.875% 3/15/2028	3.80 to 3.88	69,022,500	69,607,573
US Treasury Notes 3.875% 6/30/2030	3.80 to 3.98	34,041,100	34,451,987
US Treasury Notes 3.875% 8/15/2033	4.00 to 4.89	61,043,400	61,157,856
US Treasury Notes 3.875% 9/30/2032	3.78 to 3.93	61,751,000	62,088,701
US Treasury Notes 4% 2/15/2034	4.25	25,312,100	25,511,828
US Treasury Notes 4.125% 8/31/2030	3.69 to 4.91	151,622,500	155,045,851
US Treasury Notes 4.25% 1/15/2028	4.01 to 4.31	64,859,100	65,839,587
US Treasury Notes 4.25% 1/31/2030	4.33 to 4.34	72,516,100	74,411,149
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	73,473,792
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.37	59,661,000	60,891,508
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.15	80,810,300	82,376,000
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	112,073,585
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	71,057,100	74,651,566
US Treasury Notes 4.625% 5/31/2031	3.97 to 4.50	53,424,900	55,977,191
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,016,670,757)			2,030,750,015

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $77,384,845)	4.02	77,369,371	77,384,845

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,625,606,646)	4,673,791,400
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(16,356,059)
NET ASSETS - 100.0%	4,657,435,341

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	154	3/20/2026	17,454,938	80,139	80,139
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	264	3/20/2026	30,681,750	209,883	209,883
CBOT 2Y US Treasury Notes Contracts (United States)	817	3/31/2026	170,631,727	89,864	89,864
CBOT 5Y US Treasury Notes Contracts (United States)	1,417	3/31/2026	155,526,820	407,334	407,334

TOTAL FUTURES CONTRACTS					787,220
The notional amount of futures purchased as a percentage of Net Assets is 8.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,005,304,932 or 21.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,841,815.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,196,498	265,859,535	239,670,237	718,405	(951)	-	77,384,845	77,369,371	0.1%
Fidelity Securities Lending Cash Central Fund	-	35,151,784	35,151,784	485	-	-	-	-	0.0%
Total	51,196,498	301,011,319	274,822,021	718,890	(951)	-	77,384,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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